Subsequent Events - Additional Information (Detail)								1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 22, 2019 USD ($) Payment	Feb. 18, 2019 Installment shares	Feb. 12, 2019 USD ($) $ / shares shares	Jan. 01, 2019 $ / shares shares	Dec. 30, 2017 $ / shares	Dec. 04, 2017 $ / shares	Aug. 15, 2017 shares	Feb. 28, 2019 USD ($)	Dec. 31, 2017 $ / shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $								$ 5,600,000				$ 10,407,706
Exercise price of warrants | $ / shares						$ 1.40
Restricted Stock [Member]
Subsequent Event [Line Items]
Shares of common stock granted of stock awards, aggregate fair value | shares							46,500
Weighted average grant date fair value, Vested | $ / shares											$ 4.83	$ 6.75
Weighted average grant date fair value, Awarded | $ / shares											$ 3.27	$ 6.75
Restricted stock, vested | shares										27,940	61,011	312
Restricted Stock Units [Member]
Subsequent Event [Line Items]
Weighted average grant date fair value, Vested | $ / shares											$ 3.68
Weighted average grant date fair value, Awarded | $ / shares											$ 3.56
Restricted stock, vested | shares										159,182	65,598
2017 Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares					$ 2.95				$ 1.40
Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares										363,400
Common stock warrants, exercise price per share | $ / shares										$ 1.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock | $								$ 5,600,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares of common stock granted of stock awards, aggregate fair value | shares				156
Weighted average grant date fair value, Vested | $ / shares				$ 1.63
Subsequent Event [Member] | Restricted Stock Units [Member]
Subsequent Event [Line Items]
Shares of common stock granted of stock awards, aggregate fair value | shares				91,368
Weighted average grant date fair value, Awarded | $ / shares				$ 1.60
Vesting percentage		25.00%
Number of monthly installments for vesting | Installment		12
Restricted stock, vested | shares		20,000
Subsequent Event [Member] | Incentive Stock Option [Member]
Subsequent Event [Line Items]
Number of shares vested | shares		50,000
Vesting percentage		25.00%
Number of monthly installments for vesting | Installment		36
Subsequent Event [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares			363,400
Common stock warrants, exercise price per share | $ / shares			$ 1.75
Warrant exercisable period			6 months
Warrant expiration period			4 years
Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Stock issued during period | shares										4,542,500
Proceeds from issuance of common stock | $										$ 5,604,000
Underwritten Public Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period | shares			4,542,500
Sale of common stock price per share | $ / shares			$ 1.40
Proceeds from issuance of common stock | $			$ 6,400,000
Chicago Venture Partners [Member] | Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from term loan | $	$ 3,000,000
Proposed repayment of term loan including original issue discount | $	$ 3,300,000
Term loan, interest rate	10.00%
Term loan, maturity period	18 months
Debt instrument first defer redemption payment, fee percentage	1.00%
Debt instrument second defer redemption payment, fee percentage	1.25%
Debt instrument third defer redemption payment, fee percentage	1.50%
Rate of penalty prepayment of outstanding balance of term loan	15.00%
Percentage of term loan payment on gross proceeds from sale of common stock or other equity	50.00%
Debt instrument, Minor event of default penalty rate	5.00%
Debt instrument, Major event of default penalty rate	15.00%
Debt instrument, default penalty capped rate	25.00%
Percentage of payment of placement agent commission	6.00%
Chicago Venture Partners [Member] | Term Loan [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of monthly redemption of term loan | $	$ 300,000
Number of options granted for deferred redemption payments | Payment	3
Debt instrument, defer redemption payments fee | $	$ 35,000
Interest on term loan accrued,after default	18.00%